Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Ending Balance	$ 93,101	$ 69,625	$ 63,998
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	69,625
Defined Benefit Plan, Service Cost	5,985	4,762	3,821
Defined Benefit Plan, Interest Cost	3,916	3,420	3,443
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Actuarial Net (Gains) Losses	16,164	(1,938)
Defined Benefit Plan, Benefits Paid	(2,100)	(1,280)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	(490)	663
Defined Benefit Plan, Benefit Obligation, Ending Balance	93,101	69,625
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	18,395	14,321
Defined Benefit Plan, Service Cost	1,116	847	597
Defined Benefit Plan, Interest Cost	1,035	882	674
Defined Benefit Plan, Contributions by Plan Participants	176	127
Defined Benefit Plan, Actuarial Net (Gains) Losses	8,348	2,326
Defined Benefit Plan, Benefits Paid	(216)	(108)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	0	0
Defined Benefit Plan, Benefit Obligation, Ending Balance	$ 28,854	$ 18,395	$ 14,321